7. Inventory (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Tables Abstract
Schedule of inventories
	2018	2017

Inventories	183,059	123,785

Inventories	189,826	133,899
Mobile handsets and tablets	145,819	107,195
Accessories and prepaid cards	33,621	16,156
TIM chips	10,386	10,548

Losses on adjustment to realizable amount	(6,767)	(10,114)